[SRSY Letterhead]

November 1, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         AssetMark Funds (the “Registrant”)
Registration Nos. 811-10267 and 333-53450

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment No. 19 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Registrant is filing this Amendment for the purposes of (i) registering a new series, to be known as the Opportunistic Equity Fund; (ii) implementing changes relating to certain of the Registrant’s existing series, and (iii) registering a new class of shares, to be known as Institutional Shares, with respect to certain of the Registrant’s series.  The Registrant’s series for which a new class is being added each currently offers a single class of shares, which will be redesignated as Service Shares.

The Amendment, as it applies to both the registration of the new series and the new class, is to become effective on January 15, 2011.  Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act to, among other things, (i) respond to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) make certain other non-material changes to the prospectus and statement of additional information relating to the Funds.

If you have any questions or comments regarding this filing, please call me at (215) 564-8198 or, in my absence, Fabio Battaglia at (215) 564-8077.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare